Provision for Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Provision for Income Taxes
11.	Provision for Income Taxes
The Company is subject to U.S. federal, state, and local corporate income taxes.
The Company’s effective income tax rate reconciliation is composed of the following for the periods presented:

	Years Ended December 31,
	2019	2020	2021
Federal statutory rate	21.0%	21.0%	21.0%
Change in valuation allowance	(19.5)%	(19.5)%	(20.2)%
Stock-based compensation	(1.4)%	(1.7)%	(0.6)%
Other	(0.1)%	(0.2)%	(0.2)%

Provision for income taxes	—%	—%	—%

The components of net deferred tax assets are as follows (in thousands):

	December 31,
	2020	2021
Deferred tax assets:
Net operating loss carryforwards	$69,486	$95,311
Deferred revenue	2,532	2,665
Inventory reserve and uniform capitalization	2,067	2,795
Operating lease liabilities	6,042	5,576
Accruals and other reserves	1,794	1,908
Stock-based compensation	240	4,339
Other	1,637	3,103

Total deferred tax assets	83,798	115,697
Less: valuation allowance	75,061	107,300

Total deferred tax assets, net of valuation allowance	8,737	8,397

Deferred tax liabilities:
Operating lease right-of-use assets	(5,518)	(5,017)
Depreciation and amortization	(3,219)	(3,380)

Total deferred tax liabilities	(8,737)	(8,397)

Net deferred tax assets	$—	$—

Deferred tax assets are reduced by valuation allowances if, based on the consideration of all available evidence, it is more likely than not that some portion of the deferred tax asset will not be realized.
The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences are deductible. We consider the scheduled reversal of deferred tax liabilities (including the effect of available carryback and carryforward periods), as well as projected pre-tax
book income in making this assessment. To fully utilize the net operating losses and tax credits carryforwards we will need to generate sufficient future taxable income in each respective jurisdiction.
The following summarizes the activity related to valuation allowances on deferred tax assets:

	December 31,
	2020	2021
Valuation allowance, as of beginning of year	$59,634	$75,061
Valuation allowance established	15,499	32,511
Changes to existing valuation allowances	(72)	(272)

Valuation allowance, as of end of year	$75,061	$107,300

As of December 31, 2021, the Company had federal and state net operating loss carryforwards of $413.0 million and $169.2 million, respectively, of which $25.0 million expire beginning in 2036 and $388.1 million have no expiration but can only be used to offset 80% of the Company’s future taxable income. The state NOLs are presented as an apportioned amount.

Uncertain Tax Positions
The Company’s unrecognized tax benefits are as follows (in thousands):

	December 31,
	2020	2021
Balance at beginning of year	$530	$35
Decrease related to prior period tax positions	(505)	—
Increase related to current year tax positions	10	5

Balance at end of year	$35	$40

The amount of unrecognized tax benefits relating to the Company’s tax positions is subject to change based on future events including, but not limited to, the settlements of ongoing audits and/or the expiration of applicable statute of limitations. Although the outcomes and timing of such events are highly uncertain, the Company does not expect the unrecognized tax benefits to change significantly over the next 12 months.
The Company recognizes interest and penalties related to uncertain tax positions in its provision for income taxes. Accrued interest and penalties are included within the related tax liability.
The Company files U.S. federal and various state and local income tax returns, including the State of California. The Company has no ongoing tax examinations by the U.S. income tax authorities at this time. The Company is subject to U.S. federal, state or local income tax examinations for all prior years.
In response to the Coronavirus pandemic, the Coronavirus Aid, Relief, and Economic Security Act enacted by the U.S. government on March 27, 2020. Recent legislative developments did not have a material impact on the Company’s provision for (benefit from) income taxes.